Net Income/ (Loss) per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Net Income/ (Loss) per Share

22.  Net Income/(Loss) per Share

The following table sets forth the computation of basic and diluted net income/(loss) per share for the years indicated (amounts in thousands, except for number of shares (or ADSs) and per share (or ADS) data):

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net income/(loss) per Class A and Class B ordinary share - basic:
Numerator:
Net income/(loss) attributable to Phoenix New Media Limited	37,472	(63,222)	727,829	104,546
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	573,096,266	580,516,101	582,275,800	582,275,800
Weighted average number of contingently issuable shares	1,690,621	568,352	—	—
Denominator used in computing net income/(loss) per share — basic	574,786,887	581,084,453	582,275,800	582,275,800
Net income/(loss) per Class A and Class B ordinary share — basic	0.07	(0.11)	1.25	0.18
Net income/(loss) per Class A and Class B ordinary share - diluted:
Numerator:
Net income/(loss) attributable to Phoenix New Media Limited	37,472	(63,222)	727,829	104,546
Denominator:
Denominator used in computing net income/(loss) per share — basic	574,786,887	581,084,453	582,275,800	582,275,800
Share-based awards	15,647,020	—	—	—
Denominator used in computing net income/(loss) per share — diluted	590,433,907	581,084,453	582,275,800	582,275,800
Net income/(loss) per Class A and Class B ordinary share — diluted	0.06	(0.11)	1.25	0.18
Net income/(loss) per ADS (1 ADS represents 8 Class A ordinary shares):
Denominator used in computing net income/(loss) per ADS — basic	71,848,361	72,635,557	72,784,475	72,784,475
Denominator used in computing net income/(loss) per ADS — diluted	73,804,238	72,635,557	72,784,475	72,784,475
Net income/(loss) per ADS — basic	0.52	(0.87)	10.00	1.44
Net income/(loss) per ADS — diluted	0.51	(0.87)	10.00	1.44

The Company has included 1,690,621, 568,352 and nil contingently issuable shares in the denominator used in computing basic and diluted net income/(loss) per share for the years ended December 31, 2017, 2018 and 2019, respectively. These shares are contingently issuable upon the holders’ request without other substantive conditions and for no further consideration. There were 2,223,005, 35,183,115 and 34,445,604 options to purchase ordinary shares have been excluded from the computation of diluted net income/(loss) per share for the years ended December 31, 2017, 2018 and 2019, respectively, as their effects would be anti-dilutive.